FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2026
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT
21.	FAIR VALUE MEASUREMENT

Assets and liabilities measured at fair value on a recurring basis include investment securities, exchangeable notes, convertible notes, and warrant liabilities.

The following tables set the major financial instruments measured at fair value, by level within the fair value hierarchy as of June 30, 2026 and December 31, 2025.

		Fair Value Measurement at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value as of	Markets for	Observable	Unobservable
	June 30,	Identical Assets	Inputs	Inputs
	2026	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets
Investment securities	1,358	1,358	—	—
Liabilities
Warrant liabilities	845	845	—	—
Convertible notes	269,047	—	—	269,047

		Fair Value Measurement at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value as of	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2025	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets
Investment securities	1,811	1,811	—	—
Liabilities
Warrant liabilities	800	800	—	—
Convertible notes	276,604	—	—	276,604
Exchangeable notes	128,852	—	—	128,852

Valuation Techniques

Investment securities: The Group invested in a listed equity securities ECARX and values the equity securities using quoted prices for the underlying securities in active markets. Accordingly, the Group classifies the valuation technique that use these inputs as Level 1.

Public Warrants and Sponsor Warrants: Public Warrants and Sponsor Warrants is classified as Level 1 due to the use of the observed trading price.

The other financial assets and liabilities of the Group primarily consist of cash, restricted cash, accounts receivable, loan receivables and other receivables included in prepayments and other current assets and other non-current assets, short-term borrowings, accounts payable, other payables included in accrued expenses and other current liabilities and other non-current liabilities and operating lease liabilities. As of June 30, 2026, and December 31, 2025, the fair values of financial assets and liabilities included in non-current assets, operating leases liabilities and other non-current liabilities approximated to their carrying values, which were due to that the underlying interest rates approximated to the market rates for similar instruments with similar maturities. As of June 30, 2026, and December 31, 2025, the carrying amounts of other financial instruments approximated to their fair values due to short term maturity of these instruments.

The Group’s non-financial assets, such as property, equipment and software and intangible assets, would be measured at fair value only if they were determined to be impaired.